OPTIONS (Details Narrative)			1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 02, 2022	Apr. 07, 2022	Nov. 17, 2022 USD ($) $ / shares shares	Aug. 31, 2022	Jul. 20, 2016 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) integer $ / shares shares	Mar. 31, 2022 USD ($)
Option expense | $						$ 14,733	$ 62,992	$ 72,000	$ 0
Unrecognized future balance of vesting term option								26,219
Unrecognized option expense | $						$ 61,259
Weighted Average Remaining Contract life						3 years 21 days
Common stock exercisable term			5 years					10 years
Intrinsic value | $						$ 0
Options vested description			The options have a 5 year life and vested 250,000 options at inception and 25,000 options per month thereafter until fully vested.					The options vest in equal annual installments over a five year period with the first 20% vested when the options were granted.
Exercise price of options | $ / shares			$ 0.18		$ 0.301
Option awards expences | $								$ 72,000	$ 0
Options granted					900,000
Issued options			500,000		300,000
Volatility rate	137.00%	132.00%	250.00%	137.00%
Discount rate			4.35%
Fair value of amortization | $			$ 114,531
Fair value of option granted | $					$ 484,205
April 1, 2016 [Member] | Option 1 [Member]
Common stock exercisable term								10 years
Exercise price of options | $ / shares								$ 0.30
Number of installments vest | integer								5
Issued options								40,000
April 1, 2016 [Member] | Option 2 [Member]
Common stock exercisable term								10 years
Exercise price of options | $ / shares								$ 0.30
Number of installments vest | integer								5
Options granted								30,000
April 1, 2018 [Member]
Issued options								40,000
April 1, 2018 [Member] | Option 1 [Member]
Exercise price of options | $ / shares								$ 0.25
Options granted								40,000
Fair value of option granted | $								$ 9,991
April 1, 2017 [Member] | Option 1 [Member]
Options granted								30,000